Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	Property and Equipment

Property and equipment consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Computer software	$1,253	$1,226
Computer equipment	8,151	7,965
Furniture and fixtures	1,171	1,152
Leasehold improvements	1,067	1,064

Total	11,642	11,407
Less accumulated depreciation and amortization	(8,362)	(7,902)

Property and equipment, net	$3,280	$3,505

Depreciation and amortization expense for property and equipment for the three months ended March 31, 2021 and 2020 totaled $0.5 million for both periods. Amortization of computer software charged to operations for the three months ended March 31, 2021 was $0.1 million, and is included in depreciation expense. Amortization of computer software charged to operations for the three months ended March 31, 2020 was immaterial.

4.	Property and Equipment

Property and equipment consisted of the following at December 31, 2020 and December 31, 2019 (in thousands):

	2020	2019
Computer software	$1,226	$977
Computer equipment	7,965	7,594
Furniture and fixtures	1,152	1,114
Leasehold improvements	1,064	535

Total	11,407	10,220
Accumulated depreciation and amortization	(7,902)	(5,883)

Property and equipment, net	$3,505	$4,337

Depreciation and amortization expense for property and equipment for the years ended December 31, 2020, 2019 and 2018 totaled $1.9 million, $1.6 million and $1.4 million, respectively. Amortization of computer software charged to operations for the years ended December 31, 2020, 2019 and 2018 was $0.2 million, $0.2 million and $0.2 million, respectively, and is included in depreciation expense.